Provisions (Schedule Of Provisions) (Details) - CAD ($) $ in Millions	6 Months Ended
	Feb. 28, 2019	Aug. 31, 2018	Aug. 31, 2017
Disclosure of other provisions [line items]
Provisions, Beginning	$ 424
Additions	10
Accretion	4
Reversal	(2)
Payments	(106)
Provisions, Ending	330
Current	234	$ 245	$ 76
Long-term	96	179	$ 67
Asset Retirement Obligations [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	67
Additions	0
Accretion	4
Reversal	0
Payments	0
Provisions, Ending	71
Current	0	0
Long-term	71	67
Restructuring [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	276
Additions	1
Accretion	0
Reversal	0
Payments	(80)
Provisions, Ending	197
Current	172	166
Long-term	25	110
Payments made on severance and employee related provision	77
Other [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	81
Additions	9
Accretion	0
Reversal	(2)
Payments	(26)
Provisions, Ending	62
Current	62	79
Long-term	$ 0	$ 2